REVENUE - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 255,058	$ 186,523	$ 450,111	$ 280,514
Revenue at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	239,672	170,754	425,377	252,564
Revenue over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 15,386	$ 15,769	$ 24,734	$ 27,950